Taxation (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current
Net operating loss carry forwards	6,565	4,365
Accrued salaries and other expenses	3,329	3,391
Advertising expenses	18,799	15,214
Government subsidies	169	333
Other	616	188
Total: deferred tax assets, current	29,478	23,491
Total: deferred tax assets	29,478	23,491
Less: valuation allowance
Total: valuation allowance	(20,496)	(19,863)	(17,315)	(13,652)
Net deferred tax assets	8,982	3,628
Deferred tax liabilities, non-current
Withholding income tax for dividends	6,517	4,590
Net operating loss carry forwards
Less: valuation allowance
Total: valuation allowance	(4,667)	(4,365)
Accrued salaries and other expenses
Less: valuation allowance
Total: valuation allowance		(284)
Advertising expenses
Less: valuation allowance
Total: valuation allowance	(15,448)	(15,214)
Other
Less: valuation allowance
Total: valuation allowance	(381)